Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,999,984,000.00
Previously Paid Amount	0.00
Total Fee Amount	828,597.79
Total Offset Amount	0.00
Net Fee	$ 828,597.79
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A